Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 252,535	$ 194,622	$ 299,461
Gold in trust	1,704	1,704	907
Trade and other receivables	47,232	49,269	48,526
Inventories	45,679	38,864	26,633
Prepaid expenses and deposits	3,633	4,641	2,674
Total current assets	350,783	289,100	378,201
Non-current
Cash in trust	3,072	1,612	1,110
Mining interests, plant and equipment	1,627,810	943,453	749,146
Investments in associates	180	108,780	113,527
Other financial assets	12,624	9,756	0
Other long-term assets	35	170	136
Total assets	1,994,504	1,352,871	1,242,120
Current
Accounts payable and accrued liabilities	76,249	69,348	47,282
Income tax payable	18,268	6,285	25,765
Note payable	0	0	51,504
Current portion of long-term debt	22,132	36,826	28,706
Warrant liabilities	8,886	26,606	21,794
Current portion of deferred revenue	4,354	1,163	1,606
Current portion of provisions	2,979	2,950	1,153
Current portion of lease obligations	1,650	2,015	2,415
Total current liabilities	134,518	145,193	180,225
Non-current
Long-term debt	494,102	341,005	349,728
Deferred revenue	194,025	147,383	143,052
Provisions	28,822	30,378	20,963
Deferred income taxes	55,011	60,364	48,255
Lease obligations	2,689	3,080	3,710
Other long-term liabilities	2,230	813	292
Total liabilities	911,397	728,216	746,225
Equity
Share capital	935,917	719,806	715,035
Share purchase warrants	4,491	9,708	10,183
Contributed surplus	209,469	181,758	180,674
Accumulated other comprehensive loss	(160,450)	(71,179)	(183,140)
Retained deficit	(190,856)	(215,438)	(226,857)
Equity attributable to owners of the Company	798,571	624,655	495,895
Non-controlling interest	284,536	0	0
Total equity	1,083,107	624,655	495,895
Total liabilities and equity	$ 1,994,504	$ 1,352,871	$ 1,242,120